Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

16. Related parties

16.1. Breakdown

The transaction with related parties in the Response Group was carried out under the following conditions:

	Consolidated
	December 31,	December 31,
	2022	2021
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	4,500	4,508
Ambipar Environment Reverse Manufacturing S.A.	34	622
Ambipar R&D Pesquisa e Desenvolvimento Ltda	43	48
Ambipar Logísticas Ltda	1,815	14,477
Environmental ESG Participações S.A.	9,095	532
Ambipar Eco Products S.A.	2,229	2,261
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,078	5,759
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,154	5,037
Ambipar Environment Waste Logistics Ltda	943	1,352
Amazon Resíduos Ltda	—	127
Disal Perú S.A.C	—	3
Ambipar Insurance - Corretora de Seguros LTDA	42	—
Ambipar Coprocessing Ltda	2	—
Disal Chile Servicios Integrales Ltda	49	—
Ambipar Bank Intermediação de Negócios, Pagamentos e Participações S.A.	196	—
	26,180	34,726
Liabilities:
Dividends payable:
Controlling shareholder	69,509	31,154
Non-controlling shareholders	7,400	315
	76,909	31,469
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	703,165	470,824
Ambipar Eco Products S.A.	2,212	240
Ambipar Environment Waste Logistics Ltda	1,088	1,088
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,332	61
Environmental ESG Participações S.A.	9,731	9,595
Disal Chile Sanitarios Portables Ltda	199	340
Gestión de Servicios Ambientales S.A.C.	165	13
Ambipar R&D Pesquisa e Desenvolvimento Ltda	58	—
Ambipar Logístics Ltda	2,014	—
Ambipar Green Tech Ltda	19	—
Ambipar Compliance Solutions S.A.	3	—
Ambipar Environmental Centroeste S.A.	4	—
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	—
Ambipar Environment Reverse Manufacturing S.A.	1	—
Brasil Coleta Gerenciamento de Resíduos Ltda	700	—
Ambipar Bank Intermediação de negócios, pag e Part S.A.	43,523	—
	769,792	482,161

Remuneration of key personnel	35,263	7,631

The remuneration of key personnel is recorded in profit or loss under employee benefits.

Loans

They comprise checking account transactions carried out exclusively between wholly owned subsidiaries of the Group’s parent company, Ambipar Participações, i.e., subsidiaries over which the parent company has full control. These transactions, whose contracts are for an indefinite period and without remuneration, are carried out and are characterized by the concept of cash centralization, i.e., single cash, aiming at better management of financial resources for the Ambipar Group.

	December	December	December
	31, 2022	31, 2021	31, 2020
Statement of income (business transactions)
Net Revenues
Disal Chile Sanitarios Portables Ltda,	24	47	51
Ingeniería en Sanitización S.A.	—	—	1
Ingeclean Perú SAC	—	—	7
Gestión de Servicios Ambientales SAC	—	—	50
Inmobiliaria e Inversiones D&G Ltda,	—	—	28
	24	47	137
Costs
Disal Chile Sanitarios Portables Ltda,	—	—	(14)
Ingeniería en Sanitización S.A.	—	—	—
Gestión de Servicios Ambientales SAC	—	—	(191)
Inversiones Algarrobo S.A.	—	—	(296)
	—	—	(501)

Net Income (loss)	24	47	(364)

Commercial transactions

Related parties linked to the Chilean non-controlling shareholder, which has strictly business transactions, i.e., entered into for the purpose of providing environmental services, leases, as well as providing emergency response services. For the execution of such transactions, the commercial conditions of the local market are followed.

Shared costs between companies

Part of the amount payable to the parent company Ambipar Participações comes from the sharing of costs of the shared office (Centro de Soluções Compartilhadas — CSC) that is distributed among companies in Brazil according to the revenue of each company in relation to the Group.

16.2. Remuneration of key personnel

The remuneration of all directors of the group that corresponds to short-term benefits was R$ 35,263 in December 2022 (R$ 7,631 on December 31, 2021 and R$ 8,060 on December 31, 2020).

Benefits, such as vehicle use, reimbursement, travel, and others, are granted to officers, in December 2022, these benefits totaled R$ 833 (R$ 172 on December 31, 2021 and R$ 199 on December 31, 2020).

In 2021, no long-term benefits, termination of employment contracts or share-based remuneration were paid.